DEBT AND CAPITAL LEASES (Schedule of Long Term Debt maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 25, 2012
Debt Disclosure [Abstract]
Debt 2013	$ 1,714
Capital Leases, 2013	9,853
Total 2013	11,567
Debt 2014	4,730
Capital Leases, 2014	8,187
Total 2014	12,917
Debt 2015	4,568
Capital Leases 2015	4,994
Total 2015	9,562
Debt 2016	28,885
Capital Leases 2016	2,250
Total 2016	31,135
Debt 2017	270,080
Capital Leases, 2017	407
Total 2017	270,487
Debt Thereafter	314,011
Capital Leases Thereafter	0
Total Thereafter	314,011
Total Debt	623,988
Capital Leases	25,691	24,155
Long Term Debt and Capital Lease Obligations Current and Noncurrent	$ 649,679	$ 793,357